Stock-based compensation - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock-based compensation expense related to stock options	¥ 23	¥ 325	¥ 1,539
Total intrinsic value of stock options exercised	4,793	364
Cash received from options exercised	¥ 9,663	¥ 2,147	¥ 0
Stock options granted in and after August 2006
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Term of options (in years)	8 years
Exercise price ratio	102.50%
Vesting period	2 years